NOTE 6 - CONVERTIBLE DEBT (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	each warrant is exercisable into one share of Company restricted common stock
Minimum [Member] | Convertible debt [Member]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.50
Maximum [Member] | Convertible debt [Member]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 1.00
Convertible debt [Member]
Convertible Debt	$ 1,020,384	$ 66,261
Debt Instrument, Unamortized Discount	2,670,877	0
Debt Instrument, Maturity Date, Description	six to twelve months from date of issuance
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	7.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	10.00%
Debt Instrument, Debt Default, Amount	$ 56,261
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	expiring five years from date of issuance
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.25